Nature of Business - Schedule of Subsidiaries (Details) (10-K)	12 Months Ended
Dec. 31, 2018
Chanticleer Holdings Inc [Member]
Company name	CHANTICLEER HOLDINGS, INC.
Jurisdiction of Incorporation	DE,USA
Burger Business [Member] | American Roadside Burgers, Inc [Member]
Company name	American Roadside Burgers, Inc.
Jurisdiction of Incorporation	DE,USA
Percent Owned	100.00%
Burger Business [Member] | American Burger Ally, LLC [Member]
Company name	American Burger Ally, LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	100.00%
Burger Business [Member] | American Burger Morehead, LLC [Member]
Company name	American Burger Morehead, LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	100.00%
Burger Business [Member] | American Burger Prosperity, LLC [Member]
Company name	American Burger Prosperity, LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	50.00%
Burger Business [Member] | American Roadside Burgers Smithtown, Inc [Member]
Company name	American Roadside Burgers Smithtown, Inc.
Jurisdiction of Incorporation	DE, USA
Percent Owned	100.00%
Burger Business [Member] | American Roadside McBee, LLC [Member]
Company name	American Roadside McBee, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | American Roadside Southpark, LLC [Member]
Company name	American Roadside Southpark LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	100.00%
Burger Business [Member] | BGR Acquisition, LLC [Member]
Company name	BGR Acquisition, LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	100.00%
Burger Business [Member] | BGR Franchising, LLC [Member]
Company name	BGR Franchising, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Operations, LLC [Member]
Company name	BGR Operations, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Acquisition 1 LLC [Member]
Company name	BGR Acquisition 1, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Annapolis, LLC [Member]
Company name	BGR Annapolis, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Arlington, LLC [Member]
Company name	BGR Arlington, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Columbia, LLC [Member]
Company name	BGR Columbia, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Dupont, LLC [Member]
Company name	BGR Dupont, LLC
Jurisdiction of Incorporation	DC, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Michigan Ave LLC [Member]
Company name	BGR Michigan Ave, LLC
Jurisdiction of Incorporation	DC, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Mosaic, LLC [Member]
Company name	BGR Mosaic, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Old Keene Mill, LLC [Member]
Company name	BGR Old Keene Mill, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Springfield Mall, LLC [Member]
Company name	BGR Springfield Mall, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Tysons, LLC [Member]
Company name	BGR Tysons, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Burger Business [Member] | BGR Washingtonian, LLC [Member]
Company name	BGR Washingtonian, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Burger Business [Member] | Capitol Burger, LLC [Member]
Company name	Capitol Burger, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Burger Business [Member] | BT Burger Acquisition, LLC [Member]
Company name	BT Burger Acquisition, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | BT's Burgerjoint Rivergate LLC [Member]
Company name	BT's Burgerjoint Rivergate LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | BT's Burgerjoint Sun Valley, LLC [Member]
Company name	BT's Burgerjoint Sun Valley, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | LBB Acquisition, LLC [Member]
Company name	LBB Acquisition, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | Cuarto LLC [Member]
Company name	Cuarto LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | LBB Acquisition 1 LLC [Member]
Company name	LBB Acquisition 1 LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | LBB Capitol Hill LLC [Member]
Company name	LBB Capitol Hill LLC
Jurisdiction of Incorporation	WA, USA
Percent Owned	50.00%
Burger Business [Member] | LBB Franchising LLC [Member]
Company name	LBB Franchising LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Burger Business [Member] | LBB Green Lake LLC [Member]
Company name	LBB Green Lake LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	50.00%
Burger Business [Member] | LBB Hassalo LLC [Member]
Company name	LBB Hassalo LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	80.00%
Burger Business [Member] | LBB Lake Oswego LLC [Member]
Company name	LBB Lake Oswego LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | LBB Magnolia Plaza LLC [Member]
Company name	LBB Magnolia Plaza LLC
Jurisdiction of Incorporation	NC,USA
Percent Owned	50.00%
Burger Business [Member] | LBB Multnomah Village LLC [Member]
Company name	LBB Multnomah Village LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	50.00%
Burger Business [Member] | LBB Platform LLC [Member]
Company name	LBB Platform LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	80.00%
Burger Business [Member] | LBB Progress Ridge LLC [Member]
Company name	LBB Progress Ridge LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	50.00%
Burger Business [Member] | LBB Rea Farms LLC [Member]
Company name	LBB Rea Farms LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	50.00%
Burger Business [Member] | LBB Wallingford LLC [Member]
Company name	LBB Wallingford LLC
Jurisdiction of Incorporation	WA, USA
Percent Owned	50.00%
Burger Business [Member] | Noveno LLC [Member]
Company name	Noveno LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Octavo LLC [Member]
Company name	Octavo LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Primero LLC [Member]
Company name	Primero LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Quinto LLC [Member]
Company name	Quinto LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Segundo LLC [Member]
Company name	Segundo LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Septimo LLC [Member]
Company name	Septimo LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Burger Business [Member] | Sexto LLC [Member]
Company name	Sexto LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
Just Fresh [Member] | JF Franchising Systems, LLC [Member]
Company name	JF Franchising Systems, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	56.00%
Just Fresh [Member] | JF Restaurants, LLC [Member]
Company name	JF Restaurants, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	56.00%
West Coast Hooters [Member] | Jantzen Beach Wings, LLC [Member]
Company name	Jantzen Beach Wings, LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
West Coast Hooters [Member] | Oregon Owl's Nest, LLC [Member]
Company name	Oregon Owl's Nest, LLC
Jurisdiction of Incorporation	OR, USA
Percent Owned	100.00%
West Coast Hooters [Member] | Tacoma Wings, LLC [Member]
Company name	Tacoma Wings, LLC
Jurisdiction of Incorporation	WA, USA
Percent Owned	100.00%
South African Entities [Member] | Chanticleer South Africa (Pty) Ltd [Member]
Company name	Chanticleer South Africa (Pty) Ltd.
Jurisdiction of Incorporation	South Africa
Percent Owned	100.00%
South African Entities [Member] | Hooters Emperors Palace (Pty) Ltd. [Member]
Company name	Hooters Emperors Palace (Pty.) Ltd.
Jurisdiction of Incorporation	South Africa
Percent Owned	88.00%
South African Entities [Member] | Hooters On The Buzz (Pty) Ltd [Member]
Company name	Hooters On The Buzz (Pty) Ltd
Jurisdiction of Incorporation	South Africa
Percent Owned	95.00%
South African Entities [Member] | Hooters PE (Pty) Ltd [Member]
Company name	Hooters PE (Pty) Ltd
Jurisdiction of Incorporation	South Africa
Percent Owned	100.00%
South African Entities [Member] | Hooters Ruimsig (Pty) Ltd [Member]
Company name	Hooters Ruimsig (Pty) Ltd.
Jurisdiction of Incorporation	South Africa
Percent Owned	100.00%
South African Entities [Member] | Hooters SA (Pty) Ltd [Member]
Company name	Hooters SA (Pty) Ltd
Jurisdiction of Incorporation	South Africa
Percent Owned	78.00%
South African Entities [Member] | Hooters Umhlanga (Pty.) Ltd [Member]
Company name	Hooters Umhlanga (Pty.) Ltd.
Jurisdiction of Incorporation	South Africa
Percent Owned	90.00%
South African Entities [Member] | Hooters Willows Crossing (Pty) Ltd [Member]
Company name	Hooters Willows Crossing (Pty) Ltd
Jurisdiction of Incorporation	South Africa
Percent Owned	100.00%
European Entities [Member] | Chanticleer Holdings Limited [Member]
Company name	Chanticleer Holdings Limited
Jurisdiction of Incorporation	Jersey
Percent Owned	100.00%
European Entities [Member] | West End Wings LTD [Member]
Company name	West End Wings LTD
Jurisdiction of Incorporation	United Kingdom
Percent Owned	100.00%
Inactive Entities [Member] | American Roadside Cross Hill, LLC [Member]
Company name	American Roadside Cross Hill, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Inactive Entities [Member] | Avenel Financial Services, LLC [Member]
Company name	Avenel Financial Services, LLC
Jurisdiction of Incorporation	NV, USA
Percent Owned	100.00%
Inactive Entities [Member] | Avenel Ventures, LLC [Member]
Company name	Avenel Ventures, LLC
Jurisdiction of Incorporation	NV, USA
Percent Owned	100.00%
Inactive Entities [Member] | BGR Cascades, LLC [Member]
Company name	BGR Cascades, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Inactive Entities [Member] | BGR Chevy Chase, LLC [Member]
Company name	BGR Chevy Chase, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Inactive Entities [Member] | BGR Old Town, LLC [Member]
Company name	BGR Old Town, LLC
Jurisdiction of Incorporation	VA, USA
Percent Owned	100.00%
Inactive Entities [Member] | BGR Potomac, LLC [Member]
Company name	BGR Potomac, LLC
Jurisdiction of Incorporation	MD, USA
Percent Owned	100.00%
Inactive Entities [Member] | BT's Burgerjoint Biltmore, LLC [Member]
Company name	BT's Burgerjoint Biltmore, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Inactive Entities [Member] | BT's Burgerjoint Promenade, LLC [Member]
Company name	BT's Burgerjoint Promenade, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Inactive Entities [Member] | Chanticleer Advisors, LLC [Member]
Company name	Chanticleer Advisors, LLC
Jurisdiction of Incorporation	NV, USA
Percent Owned	100.00%
Inactive Entities [Member] | Chanticleer Finance UK (No. 1) Plc [Member]
Company name	Chanticleer Finance UK (No. 1) Plc
Jurisdiction of Incorporation	United Kingdom
Percent Owned	100.00%
Inactive Entities [Member] | Chanticleer Investment Partners, LLC [Member]
Company name	Chanticleer Investment Partners, LLC
Jurisdiction of Incorporation	NC, USA
Percent Owned	100.00%
Inactive Entities [Member] | Dallas Spoon Beverage, LLC [Member]
Company name	Dallas Spoon Beverage, LLC
Jurisdiction of Incorporation	TX, USA
Percent Owned	100.00%
Inactive Entities [Member] | Dallas Spoon, LLC [Member]
Company name	Dallas Spoon, LLC
Jurisdiction of Incorporation	TX, USA
Percent Owned	100.00%
Inactive Entities [Member] | DineOut SA Ltd. [Member]
Company name	DineOut SA Ltd.
Jurisdiction of Incorporation	England
Percent Owned	89.00%
Inactive Entities [Member] | Hooters Brazil [Member]
Company name	Hooters Brazil
Jurisdiction of Incorporation	Brazil
Percent Owned	100.00%